Other Receivables And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Other Receivables And Prepaid Expenses [Abstract]
Schedule Of Other Receivables And Prepaid Expenses

	December 31,
	2011	2010
Deferred income taxes, net	$35,263	$29,263
Prepaid expenses	37,504	36,564
Government institutions	72,266	40,154
Derivative instruments	20,520	28,571
Held for sale investment (*)	1,748	14,727
Other	12,723	16,845
	$180,024	$166,124

(*)	See Note 1(G).